Investments in Associates (Details) - Schedule of the valuation of the investment properties owned by the associates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of the valuation of the investment properties owned by the associates [Abstract]
Sensitivity of fair value of financial assets %	2000.00%	2000.00%
Impact on consolidated statement of income for the increase in price per square meter	$ 1,773	$ 7,269
Impact on consolidated statement of income for the decrease in price per square meter	$ (1,773)	$ (7,269)